Financial instruments by category	12 Months Ended
Dec. 31, 2021
Financial instruments by category [Abstract]
Financial instruments by category
The PagSeguro Group estimates the fair value of its financial instruments using available market information and appropriate valuation methodologies for each situation.
The interpretation of market data, as regards the choice of methodologies, requires considerable judgment and the establishment of estimates to reach an amount considered appropriate for each situation. Therefore, the estimates presented may not necessarily indicate the amounts that could be obtained in the current market. The use of different hypotheses to calculate market value or fair value may have a material impact on the amounts obtained. The assets and liabilities presented in this Note were selected based on their relevance. The PagSeguro Group believes that the financial instruments recognized in these consolidated financial statements at their carrying amount are substantially similar to their fair value. However, since they do not have an active market (except for the LFT included in financial investments, which is actively traded in the market), variations could occur in the event the PagSeguro Group were to decide to settle or realize them in advance.
The PagSeguro Group classifies its financial instruments into the following categories:

	December 31, 2021	December 31, 2020
Financial assets
Amortized cost:
Cash and cash equivalents	1,794,362	1,640,065
Accounts receivables	23,657,402	16,076,540
Other receivables	206,486	164,805
Judicial deposits	40,224	7,449
Investment	1,406	1,400

Fair value through other comprehensive income
Financial investments	782,647	979,837
	26,482,527	18,870,096

	December 31, 2021	December 31, 2020
Financial liabilities
Amortized cost:
Payables to third parties	13,217,150	10,101,510
Trade payables	578,004	335,539
Trade payables to related parties	543,621	58,336
Deposits	3,133,996	766,086
Borrowings	1,005,787	—
Deferred revenue	179,866	213,555
Other liabilities	143,884	159,198
Fair value through profit or loss
Derivative financial instruments	14,317	—
	18,816,625	11,634,224